Shares - Antidilutive securities (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share	863,414	3,029,734
Stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share		50,000